Note 30 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash at bank and in hand	$ 1,285	$ 8,604	$ 2,824	$ 7,129
Total	28,561	23,091	25,954
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	7,373	6,970	8,587
Cash at bank and in hand	1,285	8,604	2,824
Restricted cash	1,195	1,140	1,013
Total	9,853	16,714	12,424
Total	28,561	23,091	25,954
Trade and other payables	10,973	5,751	7,504
Total	$ 39,534	$ 28,842	$ 33,458